Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal, recurring adjustments) considered necessary for a fair presentation have been included. Operating results for the three months ended September 30, 2016 are not necessarily indicative of the results that may be expected for the year ending June 30, 2017.

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with original maturities of 90 days or less to be cash equivalents.  Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash.  Restricted cash comprises amounts held in deposit that were required as collateral under leases of office space.

Marketable Securities

In February 2016, the Company received 1,370,000 shares of Perk's stock, which is publicly traded on the Toronto Stock Exchange, as part of the consideration in the sale of assets described in the Perk Agreement. These securities are short-term marketable securities, and have been classified as “available-for-sale” securities. Pursuant to Accounting Standards Codification ("ASC") 320-10, “Investments - Debt and Equity Securities” the Company's marketable securities are marked to market on a quarterly basis, with unrealized gains and losses recorded in equity as Other Comprehensive Income/Loss. On September 30, 2016, the Company sold to Perk the remaining shares (1,013,068) of Perk common stock, the warrants for additional shares, and the right to the Earn-Out Shares received from Perk on the sale of the Viggle rewards business on February 8, 2016. The Company received $1,300 from Perk as consideration therefor. The execution of the Securities Purchase Agreement and closing were simultaneous. In connection with the sale of the Perk shares, the warrants for additional shares and the right to the Earn-Out Shares, the Company recorded a loss of $2,193 in the Other Expense line item of the Consolidated Statements of Operations for the three months ended September 30, 2016.

Accounts Receivable

Accounts receivable are recorded net of an allowance for doubtful accounts. The Company's allowance for doubtful accounts is based upon historical loss patterns, the number of days that the billings are past due and an evaluation of the potential risk associated with delinquent accounts. The Company also considers any changes to the financial condition of its customers and any other external market factors that could impact the collectability of its receivables in the determination of its allowance for doubtful accounts. The Company's allowance for doubtful accounts as of September 30, 2016 and June 30, 2016 was $20.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company maintains cash and cash equivalents with domestic financial institutions of high credit quality. The Company performs periodic evaluations of the relative credit standing of all of such institutions.
The Company performs ongoing credit evaluations of customers to assess the probability of accounts receivable collection based on a number of factors, including past transaction experience with the customer, evaluation of their credit history, and review of the invoicing terms of the contract. The Company generally does not require collateral. The Company maintains reserves for potential credit losses on customer accounts when deemed necessary. Actual credit losses during the three months ended September 30, 2016 and September 30, 2015 were $0.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts and other receivables, accounts payable and accrued liabilities approximate fair value because of the immediate or short-term maturity of these financial instruments. The carrying amount of Perk marketable securities held is marked-to-market on a quarterly basis using the closing day share price of the last business day of the quarter. The changes to fair value are recorded in Other Comprehensive Income/Loss.  The carrying amount of Perk warrants held is marked-to-market on a quarterly basis using the Monte Carlo valuation model. The changes to fair value are recorded in the Consolidated Statement of Operations. The carrying amount of loans payable approximates fair value as current borrowing rates for the same, or similar issues, are the same as those that were given to the Company at the issuance of these loans.

Property and Equipment

Property and equipment (consisting primarily of computers, software, furniture and fixtures, and leasehold improvements) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives.  The useful life and depreciation method are reviewed periodically to ensure that they are consistent with the anticipated pattern of future economic benefits.  Expenditures for maintenance and repairs are charged to operations as incurred, while betterments are capitalized. Gains and losses on disposals are included in the results of operations.  The estimated useful lives of the Company's property and equipment is as follows: computer equipment and software: 3 years; furniture and fixtures: 4 years; and leasehold improvements: the lesser of the lease term or life of the asset.

Business Combinations and Goodwill

Business combinations are accounted for using the acquisition method of accounting. The Company allocates the purchase price of acquired companies to the identifiable assets acquired, liabilities assumed and any non-controlling interest based on their acquisition date estimated fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the identifiable assets acquired and liabilities assumed.  Any contingent consideration to be transferred to the acquiree is recognized at fair value at the acquisition date.

Determining the fair value of assets acquired and liabilities assumed requires the Company to make significant estimates and assumptions, including assumptions related to future cash flows, discount rates, asset lives and the probability of future cash pay-outs related to contingent consideration. The estimates of fair value are based upon assumptions believed to be reasonable by management, but are inherently uncertain and unpredictable and, therefore, actual results may differ from estimates. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the fair value of assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Consolidated Statements of Operations.

For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company's reporting units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.Where goodwill has been allocated to a reporting unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative fair values of the disposed operation and the portion of the reporting units retained.

As required by ASC 350, "Goodwill and Other Intangible Assets", the Company tests goodwill for impairment during the fourth quarter of its fiscal year. Goodwill is not amortized, but instead tested for impairment at the reporting unit level at least annually and more frequently upon occurrence of certain events. As noted above, the Company has three reporting units. The annual goodwill impairment test is a two step process. First, the Company determines if the carrying value of its reporting unit exceeds fair value, which would indicate that goodwill may be impaired. If the Company then determines that goodwill may be impaired, it compares the implied fair value of the goodwill to its carry amount to determine if there is an impairment loss.

Historically, the Company had one reporting unit. However, in connection with the sale of a significant portion of the Company's assets (see Note 1, Basis of Presentation and Consolidation), the remaining operations were divided into three reporting units (see Note 4, Segments). The Company engaged a third-party valuation firm to test the Choose Digital and Wetpaint reporting units for goodwill impairment. The DDGG reporting unit was not tested for impairment at December 31, 2015 as the acquisition of this entity occurred in September 2015. The Company determined that the fair value of both of the Wetpaint and Choose Digital reporting units were significantly below their respective carrying values, indicating that goodwill related to these reporting units may be impaired. The Company determined the fair value of all long-lived assets other than goodwill related to each reporting unit and calculated the residual goodwill value for each. Upon comparing the residual goodwill values to the respective carrying values, the Company determined that there was an impairment loss on both the Choose Digital and Wetpaint reporting units.

The Company recorded an impairment loss of $4,335 related to the Choose Digital reporting unit and $10,708 related to the Wetpaint reporting unit during the three months ended December 31, 2015. Upon the finalization of the December 31, 2015 Choose Digital and Wetpaint goodwill impairment analysis, the consolidated goodwill ending balances as of March 31, 2016 were adjusted by $3,350 at June 30, 2016. The Company also recorded an additional goodwill impairment loss of $1,672 in the Selling, general and administrative expense line and reduced the gain on the sale of the Viggle Business by $1,672 in the Consolidated Statement of Operations during the nine months ended March 31, 2016 as a result of the finalization of the December 2015 Choose Digital and Wetpaint impairment analysis. There were no impairments recorded during the three months ended September 30, 2016.

At June 30, 2016, the Company determined that the fair value of the DDGG reporting unit was significantly below its carrying value, indicating that goodwill may be impaired. The Company determined the fair value of all long-lived assets other than goodwill and calculated the residual goodwill for the reporting unit. The residual goodwill was higher than the carrying value of goodwill related to the DDGG reporting unit, therefore the Company did not record an impairment loss for DDGG goodwill during the year ended June 30, 2016.

Other Long-Lived Assets

The Company accounts for the impairment of long-lived assets other than goodwill in accordance with ASC 360, “Property, Plant, and Equipment” ("ASC 360"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets (fair value) are less than the assets' carrying amounts.  In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal.

At June 30, 2015, the Company determined that certain intangible assets related to the acquisition of Choose Digital (see Note 6, Acquisitions for further detail regarding the Choose Digital acquisition) were impaired. Due to a shift in the Company's business operations and utilization of its resources, during the fourth quarter of fiscal 2015 the Company determined that intangible assets related to customer relationships and trade name no longer had value. Therefore, such assets were written off as of June 30, 2015. The total amount of the write-off was $2,086.

At December 31, 2015, as described above, the Company determined that the fair value of the Choose Digital and Wetpaint reporting units tested was significantly below the respective carrying values and assessed the fair values of the long-lived assets other than goodwill for each reporting unit. Upon comparing the fair values of the long-lived assets to their respective carrying values, the Company recorded a loss of $1,331 on intangible assets related to Choose Digital's software and licenses, and a loss of $11,418 on intangible assets related to Wetpaint's technology, trademark, customer relationships and non-competition agreements, during the three months ended December 31, 2015. No impairments were recorded during the three months ended September 30, 2016.

At June 30, 2016, the Company determined that certain intangible assets related to the acquisition of Draftday.com were impaired. At June 30, 2016, DDGG's Management Services Agreement By and Between DraftDay Gaming Group, Inc. and Sportech Racing, LLC ("Sportech MSA") terminated, which led to a significantly lower revenues forecast for the reporting unit. As a result, the Company determined that the intangible assets related to internally developed software, trade name and non-compete agreements were impaired. The Company recorded a loss of $749 on intangible assets related to DDGG during the year ended June 30, 2016.

No impairments were recorded during the three months ended September 30, 2016.

Capitalized Software

The Company records amortization of acquired software on a straight-line basis over the estimated useful life of the software.

In addition, the Company records and capitalizes internally generated computer software and, appropriately, certain internal costs have been capitalized in the amount of $1,498 as of September 30, 2016 and $1,498 as of June 30, 2016, in accordance with ASC 350-40 "Internal-use Software".  At the time software is placed into service, the Company records amortization on a straight-line basis over the estimated useful life of the software. The change in capitalized software is due to impairment of long-term assets related to the Choose Digital and Wetpaint businesses described earlier, as well as the abandonment of certain technology as of January 1, 2016, and internal development costs.

DDGG Player Deposits

The Company maintains a separate bank account to hold player deposits in accordance with current industry regulations. The player deposits bank account represents money reserved for player withdrawals and winnings. Accordingly, the Company records an offsetting liability at the time of receipt of player deposits.

Deferred Rent

The Company leases its corporate office, and as part of the lease agreement the landlord provided a rent abatement for the first 10 months of the lease. In 2014, the Company entered into two lease agreements for its satellite offices which provided for tenant improvement work sponsored by the landlords. The abatement and landlord sponsored improvements have been accounted for as a reduction of rental expense over the life of the lease. The Company accounts for rental expense on a straight-line basis over the entire term of the lease. Deferred rent is equal to the cumulative timing difference between actual rent payments and recognized rental expense. The satellite office leases were terminated in Fiscal 2016. The Company wrote-off residual leasehold improvement and deferred rent balances related to landlord sponsored tenant improvement work, and recorded a write-off of $83 in the Consolidated Statements of Operations for the year ended June 30, 2016.

Revenue Recognition

The Company recognizes revenue when: (1) persuasive evidence exists of an arrangement with the customer reflecting the terms and conditions under which products or services will be provided; (2) delivery has occurred or services have been provided; (3) the fee is fixed or determinable; and (4) collection is reasonably assured. For all revenue transactions, the Company considers a signed agreement, a binding insertion order or other similar documentation to be persuasive evidence of an arrangement.

Advertising Revenue: the Company generates advertising revenue primarily from third-party advertising via real-time bidding, which is typically sold on a per impression basis.

Deferred Revenue:  deferred revenue consists principally of prepaid but unrecognized revenue.  Deferred revenue is recognized as revenue when the services are provided and all other revenue recognition criteria have been met.

Barter Revenue: barter transactions represent the exchange of advertising or programming for advertising, merchandise or services. Barter transactions which exchange advertising for advertising are accounted for in accordance with Emerging Issues Task Force Issue No. 99-17 "Accounting for Advertising Barter Transactions" (ASC Topic 605-20-25). Such transactions are recorded at the fair value of the advertising provided based on the Company's own historical practice of receiving cash for similar advertising from buyers unrelated to the counter party in the barter transactions. Barter transactions which exchange advertising or programming for merchandise or services are recorded at the monetary value of the revenue expected to be realized from the ultimate disposition of merchandise or services.

The Company recognized barter revenue and barter expense in the amount of $0 and $2,609 for the three months ended September 30, 2016 and September 30, 2015, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718").  Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period.  The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued.  Stock-based awards issued to date are comprised of both restricted stock awards (RSUs) and employee stock options.

Marketing

Marketing costs are expensed as incurred.  Marketing expense for the Company for the three months ended September 30, 2016 and September 30, 2015 was $32 and $3,321, respectively.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, "Income Taxes" ("ASC 740").  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  A valuation allowance is recorded when it is unlikely that the deferred tax assets will not be realized.  The Company assesses its income tax positions and record tax benefits for all years subject to examination based upon the Company's evaluation of the facts, circumstances and information available at the reporting date.  In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, the Company's policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.  For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Comprehensive Loss

In accordance with ASC 220, "Comprehensive Income", the Company reports by major components and as a single total, the change in its net assets during the period from non-owner sources. Comprehensive income consists of net income (loss), accumulated other comprehensive income (loss), which includes certain changes in equity that are excluded from net income (loss). The Company’s comprehensive loss for all periods presented is related to the effect of unrealized gain on available for sale marketable securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation.  Actual results could differ from those estimates.

During the three months ended September 30, 2016, there have been no significant changes related to the Company's critical accounting policies and estimates as disclosed in "Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations" set forth in the Company's Annual Report on Form 10-K for the fiscal year ended June 30, 2016.

Recently Issued Accounting Pronouncements

In October 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2016-16, “Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory” (ASU 2016-16”). This update eliminates the exception for all intra-entity sales of assets other than inventory. As a result, a reporting entity would recognize the tax expense from the sale of the asset in the seller’s tax jurisdiction when the transfer occurs, even though the pre-tax effects of that transaction are eliminated in consolidation. Any deferred tax asset that arises in the buyer’s jurisdiction would also be recognized at the time of the transfer. ASU 2016-16 is effective for financial statements issued for annual periods beginning after December 15, 2017. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In May 2016, FASB issued Accounting Standards Update 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients" ("ASU 2016-12"). The amendments in this update affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"), which is not yet effective. This update focuses on improving several aspects of ASU 2014-09, such as assessing the collectability criterion in paragraph 606-10-25-1(e) and accounting for contracts that do not meet the criteria for step 1; presentation of sales taxes and other similar taxes collected from customers; noncash consideration; contract modifications at transition; and completed contracts at transition. ASU 2016-12 is effective for financial statements issued for annual periods beginning after December 15, 2017. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In April 2016, the FASB issued Accounting Standards Update 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing" ("ASU 2016-10"). The amendments in this update affect the guidance in ASU 2014-09, which is not yet effective. This update focuses on clarifying the following two aspects of ASU 2014-09: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. ASU 2016-10 is effective for financial statements issued for annual periods beginning after December 15, 2017. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-09,
Compensation —Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting" ("ASU
2016-09"). This update is intended to improve the accounting for employee share-based payments and affects all organizations that issue share-based payment awards to their employees. Several aspects of the accounting for share-based payment award transactions are simplified, including:(a)income tax consequences;(b)classification of awards as either equity or liabilities; and(c) classification on the statement of cash flows. ASU 2016-09 is effective for financial statements issued for annual periods beginning after December 15, 2016. The Company is currently in the process of evaluating the impact of adoption of ASU 2016-09 on its financial statements.

In February 2016, FASB issued Accounting Standards Update No. 2016-02, "Leases" ("ASU 2016-02"). ASU 2016-02
requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance also simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. ASU 2016-02 is effective for financial statements issued for annual periods beginning after December 15, 2018. The Company is currently in the process of evaluating the impact of adoption of ASU 2016-02 on its financial statements.

In January 2016, FASB issued Accounting Standards Update No. 2016-01, “Financial Instruments- Overall: Recognition
and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). ASU 2016-01 requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). Additionally, it requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. Lastly, the standard eliminates the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. ASU 2016-01 is effective for financial statements issued for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In November 2015, FASB issued Accounting Standards Update No. 2015-17, “Income taxes: Balance Sheet Classification of Deferred Taxes Business” (“ASU 2015-17”). Topic 740, Income Taxes, requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting. Deferred tax liabilities and assets that are not related to an asset or liability for financial reporting are classified according to the expected reversal date of the temporary difference. To simplify the presentation of deferred income taxes, ASU 2015-17 requires that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In September 2015, the FASB issued Accounting Standard Update No. 2015-16, Business Combinations - Simplifying the Accounting for Measurement-Period Adjustments ("ASU 2015-16"). This standard requires that an acquirer retrospectively adjust provisional amounts recognized in a business combination, during the measurement period. To simplify the accounting for adjustments made to provisional amounts, the amendments in the ASU 2015-16 require that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date.  In addition an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017 (July 1, 2017 for the Company). The Company does not believe that the adoption of ASU 2015-16 will have a material impact on its consolidated financial statements.

Summary of Significant Accounting Policies

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with original maturities of 90 days or less to be cash equivalents.  Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash.  Restricted cash comprises amounts held in deposit that were required as collateral under the lease of office space and security interest held by Deutsche Bank Trust Company Americas in connection with the Company's debt agreement more fully described in Note 9, Loans Payable.

Marketable Securities

In February 2016, the Company received 1,370,000 shares of Perk's stock, which is publicly traded on the Toronto Stock Exchange, as part of the consideration in the sale of assets described in the Perk Agreement. These securities are short-term marketable securities, and have been classified as “available-for-sale” securities. Pursuant to ASC 320-10, “Investments - Debt and Equity Securities” the Company's marketable securities are marked to market on a quarterly basis, with unrealized gains and losses recorded in equity as Other Comprehensive Income/Loss.

Accounts Receivable

Accounts receivable are recorded net of an allowance for doubtful accounts. The Company's allowance for doubtful accounts is based upon historical loss patterns, the number of days that the billings are past due and an evaluation of the potential risk associated with delinquent accounts. The Company also considers any changes to the financial condition of its customers and any other external market factors that could impact the collectability of its receivables in the determination of its allowance for doubtful accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company maintains cash and cash equivalents with domestic financial institutions of high credit quality. The Company performs periodic evaluations of the relative credit standing of all of such institutions.
The Company performs ongoing credit evaluations of customers to assess the probability of accounts receivable collection based on a number of factors, including past transaction experience with the customer, evaluation of their credit history, and review of the invoicing terms of the contract. The Company generally does not require collateral. The Company maintains reserves for potential credit losses on customer accounts when deemed necessary. Actual credit losses during the years ended June 30, 2016 and June 30, 2015 were $549 and $0, respectively.

Fair Value of Financial Instruments

The carrying amounts reported in the Consolidated Balance Sheets for cash and cash equivalents, accounts and other receivables, accounts payable and accrued liabilities approximate fair value because of the immediate or short-term maturity of these financial instruments. The carrying amount of Perk marketable securities held is marked-to-market on a quarterly basis using the closing day share price of the last business day of the quarter. The changes to fair value are recorded in Other Comprehensive Income/Loss.  The carrying amount of Perk warrants held is marked-to-market on a quarterly basis using the Monte Carlo valuation model. The changes to fair value are recorded in the Consolidated Statement of Operations. The carrying amount of loans payable approximates fair value as current borrowing rates for the same, or similar issues, are the same as those that were given to the Company at the issuance of these loans.

Property and Equipment

Property and equipment (consisting primarily of computers, software, furniture and fixtures, and leasehold improvements) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives.  The useful life and depreciation method are reviewed periodically to ensure they are consistent with the anticipated pattern of future economic benefits.  Expenditures for maintenance and repairs are charged to operations as incurred, while betterments are capitalized. Gains and losses on disposals are included in the results of operations.  The estimated useful lives of the Company's property and equipment is as follows: computer equipment and software: 3 years; furniture and fixtures: 4 years; and leasehold improvements: the lesser of the lease term or life of the asset.

Business Combinations and Goodwill

Business combinations are accounted for using the acquisition method of accounting. The Company allocates the purchase price of acquired companies to the identifiable assets acquired, liabilities assumed and any non-controlling interest based on their acquisition date estimated fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the identifiable assets acquired and liabilities assumed.  Any contingent consideration to be transferred to the acquiree is recognized at fair value at the acquisition date.

Determining the fair value of assets acquired and liabilities assumed requires the Company to make significant estimates and assumptions, including assumptions related to future cash flows, discount rates, asset lives and the probability of future cash pay-outs related to contingent consideration. The estimates of fair value are based upon assumptions believed to be reasonable by management, but are inherently uncertain and unpredictable and, therefore, actual results may differ from estimates. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the fair value of assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Consolidated Statements of Operations.

For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company's reporting units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Where goodwill has been allocated to a reporting unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the reporting units retained.

As required by Accounting Standards Codification (“ASC”) 350, "Goodwill and Other Intangible Assets", the Company tests goodwill for impairment during the fourth quarter of its fiscal year. Goodwill is not amortized, but instead tested for impairment at the reporting unit level at least annually and more frequently upon occurrence of certain events. As noted above, the Company has three reporting units. The annual goodwill impairment test is a two step process. First, the Company determines if the carrying value of its reporting unit exceeds fair value, which would indicate that goodwill may be impaired. If the Company then determines that goodwill may be impaired, it compares the implied fair value of the goodwill to its carrying amount to determine if there is an impairment loss.

Historically, the Company had one reporting unit. However, in connection with the sale of a significant portion of the Company's assets (see Note 1, Basis of Presentation and Consolidation), the remaining operations were divided into 3 reporting units (see Note 4, Segments). The Company engaged a third-party valuation firm to test the Choose Digital and Wetpaint reporting units for goodwill impairment. The DDGG reporting unit was not tested for impairment at December 31, 2015 as the acquisition of this entity occurred in September 2015. The Company determined that the fair value of both of the Wetpaint and Choose Digital reporting units were significantly below their respective carrying values, indicating that goodwill related to these reporting units may be impaired. The Company determined the fair value of all long-lived assets other than goodwill related to each reporting unit and calculated the residual goodwill value for each. Upon comparing the residual goodwill values to the respective carrying values, the Company determined that there was an impairment loss on both the Choose Digital and Wetpaint reporting units. As a result, the Company recorded an impairment loss of $4,335 related to the Choose Digital reporting unit and $10,708 related to the Wetpaint reporting unit in the Selling, general and administrative expense line of the Consolidated Statements of Operations during the six months ended December 31, 2015. Upon the finalization of the December 31, 2015 Choose Digital and Wetpaint goodwill impairment analysis, the consolidated goodwill ending balances as of March 31, 2016 were adjusted by $3,350 at June 30, 2016. The Company also recorded an additional goodwill impairment loss of $1,672 in the Selling, general and administrative expense line and reduced the gain on the sale of the Viggle Business by $1,672 in the Consolidated Statement of Operations during the nine months ended March 31, 2016 as a result of the finalization of the December 2015 Choose Digital and Wetpaint impairment analysis. There were no other impairments of goodwill related to the Choose Digital or Wetpaint reporting units recorded during the year ended June 30, 2016.

At June 30, 2016, the Company determined that the fair value of the DDGG reporting unit was significantly below its carrying value, indicating that goodwill may be impaired. The Company determined the fair value of all long-lived assets other than goodwill and calculated the residual goodwill for the reporting unit. The residual goodwill was higher than the carrying value of goodwill related to the DDGG reporting unit, therefore the Company did not record an impairment loss for DDGG goodwill during the year ended June 30, 2016.

There were no impairments to goodwill recorded during the year ended June 30, 2015.

 Other Long-Lived Assets

The Company accounts for the impairment of long-lived assets other than goodwill in accordance with ASC 360, “Property, Plant, and Equipment” ("ASC 360"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.  In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal.

At June 30, 2015, the Company determined that certain intangible assets related to the acquisition of Choose Digital were impaired. Due to a shift in the Company's business operations and utilization of its resources, during the fourth quarter of fiscal 2015, the Company determined that intangible assets related to customer relationships and trade name no longer had value. Therefore, such assets were written off as of June 30, 2015. The total amount of the write off was $2,085 and is included in selling, general and administrative costs in the accompanying Consolidated Statements of Operations. There were no other impairments of long-lived assets during the year ended June 30, 2015.

At December 31, 2015, as described above, the Company determined that the fair value of the Choose Digital and Wetpaint reporting units tested was significantly below the respective carrying values and assessed the fair values of the long-lived assets other than goodwill for each reporting unit. Upon comparing the fair values of the long-lived assets to their respective carrying values, the Company recorded a loss of $1,331 on intangible assets related to Choose Digital's software and licenses, and a loss of $11,418 on intangible assets related to Wetpaint's technology, trademark, customer relationships and non-competition agreements, during the three months ended December 31, 2015. There were no other impairments of long-lived assets related to the Choose Digital or Wetpaint reporting units during the year ended June 30, 2016.

At June 30, 2016, the Company determined that certain intangible assets related to the acquisition of Draftday.com were impaired. At June 30, 2016, DDGG's Management Services Agreement By and Between DraftDay Gaming Group, Inc. and Sportech Racing, LLC ("Sportech MSA") terminated, which led to a significantly lower revenues forecast for the reporting unit. As a result, the Company determined that the intangible assets related to internally developed software, trade name and non-compete agreements were impaired. The Company recorded a loss of $749 on intangible assets related to DDGG during the year ended June 30, 2016.

Capitalized Software

The Company records amortization of acquired software on a straight-line basis over the estimated useful life of the software.

In addition, the Company records and capitalizes internally generated computer software and, appropriately, certain internal costs have been capitalized in the amounts of $1,498 and $1,610 as of June 30, 2016 and June 30, 2015, respectively, in accordance with ASC 350-40, "Internal-use Software".  Once software is placed into service, the Company records amortization on a straight-line basis over the estimated useful life of the software. The change in capitalized software is due to impairment of long-term assets related to Choose Digital and Wetpaint businesses described earlier, as well as the abandonment of certain technology as of January 1, 2016, and internal development costs.

DDGG Player Deposits

The Company maintains a separate bank account to hold player deposits in accordance with current industry regulations. The player deposits bank account represents money reserved for player withdrawals and winnings. Accordingly, the Company records an offsetting liability at the time of receipt of player deposits.

Deferred Rent

The Company currently leases office space for its corporate office, and as part of the lease agreement the landlord provided a rent abatement for the first 10 months of the lease. In 2014, the Company entered into two lease agreements for its satellite offices which provided for tenant improvement work sponsored by the landlords. The abatement and landlord sponsored improvements have been accounted for as a reduction of rental expense over the life of the lease. The Company accounts for rental expense on a straight line basis over the entire term of the lease. Deferred rent is equal to the cumulative timing difference between actual rent payments and recognized rental expense. The satellite office leases were terminated in Fiscal 2016. The Company wrote-off residual leasehold improvement and deferred rent balances related to landlord sponsored tenant improvement work, and recorded a write-off of $83 in the Consolidated Statements of Operations for the year ended June 30, 2016.

Revenue Recognition

The Company recognizes revenue when: (1) persuasive evidence exists of an arrangement with the customer reflecting the terms and conditions under which products or services will be provided; (2) delivery has occurred or services have been provided; (3) the fee is fixed or determinable; and (4) collection is reasonably assured. For all revenue transactions, the Company considers a signed agreement, a binding insertion order or other similar documentation to be persuasive evidence of an arrangement.

Advertising Revenue: the Company generates advertising revenue primarily from third-party advertising via real-time bidding, which is typically sold on a per impression basis.

Deferred Revenue:  deferred revenue consists principally of prepaid but unrecognized revenue.  Deferred revenue is recognized as revenue when the services are provided and all other revenue recognition criteria have been met.

Barter Revenue: barter transactions represent the exchange of advertising or programming for advertising, merchandise or services. Barter transactions which exchange advertising for advertising are accounted for in accordance with Emerging Issues Task Force Issue No. 99-17 "Accounting for Advertising Barter Transactions" (ASC Topic 605-20-25). Such transactions are recorded at the fair value of the advertising provided based on the Company's own historical practice of receiving cash for similar advertising from buyers unrelated to the counter party in the barter transactions. Barter transactions which exchange advertising or programming for merchandise or services are recorded at the monetary value of the revenue expected to be realized from the ultimate disposition of merchandise or services.

The Company recognized barter revenue and barter expense for the year ended June 30, 2016 of $428 and $428, respectively.
The Company recognized barter revenue and barter expense for the year ended June 30, 2015 of $437 and $437, respectively.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718").  Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period.  The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued.  Stock-based awards issued to date are comprised of both restricted stock awards (RSUs) and employee stock options.

Marketing

Marketing costs are expensed as incurred.  Marketing expense for the years ended June 30, 2016 and June 30, 2015 was $603 and$528, respectively, including barter expense.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, "Income Taxes" ("ASC 740").  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  A valuation allowance is recorded when it is unlikely that the deferred tax assets will not be realized.  The Company assesses its income tax positions and record tax benefits for all years subject to examination based upon the Company's evaluation of the facts, circumstances and information available at the reporting date.  In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, the Company's policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.  For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Comprehensive Loss

In accordance with ASC 220, "Comprehensive Income", the Company reports by major components and as a single total, the change in its net assets during the period from non-owner sources. Comprehensive income consists of net income (loss), accumulated other comprehensive income (loss), which includes certain changes in equity that are excluded from net income (loss). The Company’s comprehensive loss for all periods presented is related to the effect of an unrealized loss on available for sale marketable securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In May 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients" ("ASU 2016-12"). The amendments in this update affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"), which is not yet effective. This update focuses on improving several aspects of ASU 2014-09, such as assessing the collectability criterion in paragraph 606-10-25-1(e) and accounting for contracts that do not meet the criteria for step 1; presentation of sales taxes and other similar taxes collected from customers; noncash consideration; contract modifications at transition; and completed contracts at transition. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In April 2016, the FASB issued Accounting Standards Update 2016-10, "Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing" ("ASU 2016-10"). The amendments in this update affect the guidance in ASU 2014-09, which is not yet effective. This update focuses on clarifying the following two aspects of ASU 2014-09: identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In March 2016, FASB issued Accounting Standards Update No. 2016-09, "Compensation —Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting" ("ASU 2016-09"). This update is intended to improve the accounting for employee share-based payments and affects all organizations that issue share-based payment awards to their employees. Several aspects of the accounting for share-based payment award transactions are simplified, including:(a)income tax consequences;(b)classification of awards as either equity or liabilities; and(c) classification on the statement of cash flows. ASU 2016-09 is effective for financial statements issued for annual periods beginning after December 15, 2016. The Company is currently in the process of evaluating the impact of adoption of ASU 2016-09 on its financial statements.

In February 2016, FASB issued Accounting Standards Update No. 2016-02, "Leases" ("ASU 2016-02"). ASU 2016-02 requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance also simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. ASU 2016-02 is effective for financial statements issued for annual periods beginning after December 15, 2018. The Company is currently in the process of evaluating the impact of adoption of ASU 2016-02 on its financial statements.

In January 2016, FASB issued Accounting Standards Update No. 2016-01, “Financial Instruments- Overall: Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). ASU 2016-01 requires all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). Additionally, it requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. Lastly, the standard eliminates the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. ASU 2016-01 is effective for financial statements issued for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In November 2015, FASB issued Accounting Standards Update No. 2015-17, “Income taxes: Balance Sheet Classification of Deferred Taxes Business” (“ASU 2015-17”). Topic 740, Income Taxes, requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting. Deferred tax liabilities and assets that are not related to an asset or liability for financial reporting are classified according to the expected reversal date of the temporary difference. To simplify the presentation of deferred income taxes, ASU 2015-17 requires that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company does not expect the standard to have a material impact on its consolidated financial statements.

In September 2015, the FASB issued Accounting Standard Update No. 2015-16, "Business Combinations - Simplifying the Accounting for Measurement-Period Adjustments" ("ASU 2015-16"). This standard requires that an acquirer retrospectively adjust provisional amounts recognized in a business combination, during the measurement period. To simplify the accounting for adjustments made to provisional amounts, the amendments in the ASU 2015-16 require that the acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date.  In addition an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. ASU 2015-16 is effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017 (July 1, 2017 for the Company). The Company does not believe that the adoption of ASU 2015-16 will have a material impact on its consolidated financial statements.